HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-145655        HV-3739 – Group Variable Annuity Contracts [Rescission Product]

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Supplement dated February 22, 2012 to your Prospectus

FUND CLOSURE

INVESCO V.I. LEISURE FUND – SERIES I

Effective immediately, the Invesco V.I. Leisure Fund Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.